Anfield Dynamic Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 102.0%
	FIXED INCOME - 102.0%
28,303	First Trust Low Duration Opportunities ETF	$ 1,447,699
37,700	Invesco Fundamental High Yield Corporate Bond ETF	732,134
32,775	Invesco Senior Loan ETF	725,966
5,588	iShares 3-7 Year Treasury Bond ETF	728,843
4,519	iShares Convertible Bond ETF	454,747
16,726	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,193,615
8,360	iShares iBoxx High Yield Corporate Bond ETF	730,998
13,919	iShares JP Morgan EM Corporate Bond ETF	726,433
20,020	iShares MBS ETF	2,179,377
38,566	iShares U.S. Treasury Bond ETF	1,016,600
6,716	SPDR Bloomberg Barclays High Yield Bond ETF	733,454
39,963	SPDR Portfolio Intermediate Term Corporate Bond ETF	1,457,451
17,580	Vanguard Short-Term Corporate Bond ETF	1,454,393
	TOTAL EXCHANGE TRADED FUNDS (Cost $14,607,909)	14,581,710

	TOTAL INVESTMENTS - 102.0% (Cost $14,607,909)	$ 14,581,710
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0) %	(290,538)
	NET ASSETS - 100.0%	$ 14,291,172

ETF - Exchange Traded Fund
MBS - Mortgage-Backed Security
SPDR - S&P Depository Receipts